CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Proceeds from issuance of ordinary shares, net of issuance costs	$ 9,376		$ 6,333
Payment of debt issuance costs	11,805
Pre-IPO Series D1 Preferred Shares
Proceeds from issuance of ordinary shares, net of issuance costs | ¥		¥ 0
Pre-IPO Series D2 Preferred Shares
Proceeds from issuance of ordinary shares, net of issuance costs | ¥		¥ 0
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs	$ 9,376		$ 6,333